Document and Entity Information	Nov. 04, 2022
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	RI
Amendment Flag	false
Entity Central Index Key	0001848898
Document Type	8-K
Document Period End Date	Nov. 04, 2022
Entity Registrant Name	10X CAPITAL VENTURE ACQUISITION CORP. II
Entity File Number	001-40722
Entity Tax Identification Number	98-1594494
Entity Address, Address Line One	1 Word Trade Center
Entity Address, Address Line Two	85th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	257-0069
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share Par Value 0.0001 And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-third of one redeemable warrant
Trading Symbol	VCXAU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	VCXA
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	VCXAW
Security Exchange Name	NASDAQ